UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Intermediate-Term Investment-Grade Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.4% )

U.S. Government Securities (9.5%)
U.S. Treasury Bond	4.000%	2/15/2015	$29,810	$29,316
U.S. Treasury Note	3.125%	4/15/2009	8,000	7,796
U.S. Treasury Note	3.375%	10/15/2009	11,100	10,881
U.S. Treasury Note	3.500%	11/15/2009	20,000	19,716
U.S. Treasury Note	3.500%	12/15/2009	22,150	21,797
U.S. Treasury Note	3.625%	1/15/2010	6,720	6,648
U.S. Treasury Note	6.500%	2/15/2010	22,600	25,160
U.S. Treasury Note	4.000%	3/15/2010	4,000	4,018
U.S. Treasury Note	4.000%	4/15/2010	1,575	1,582
U.S. Treasury Note	5.750%	8/15/2010	10,930	11,879
U.S. Treasury Note	5.000%	2/15/2011	19,000	20,027
U.S. Treasury Note	4.875%	2/15/2012	21,800	22,910
U.S. Treasury Note	4.375%	8/15/2012	63,251	64,714
U.S. Treasury Note	3.875%	2/15/2013	10,000	9,869
U.S. Treasury Note	4.250%	8/15/2013	74,000	74,567
U.S. Treasury Note	4.250%	11/15/2013	87,430	88,059
U.S. Treasury Note	4.750%	5/15/2014	12,795	13,337
U.S. Treasury Note	4.250%	11/15/2014	22,515	22,589

				454,865

Agency Bonds and Notes (1.1%)
Federal National Mortgage Assn.*	5.375%	11/15/2011	50,000	52,718

Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage Corp.*	4.500%	5/15/2026 (1)	38,658	38,774
Federal Home Loan Mortgage Corp.*	4.877%	9/1/2032 (1)	4,309	4,357
Federal Home Loan Mortgage Corp.*	5.000%	4/15/2016 (1)	27,808	28,236
Federal Home Loan Mortgage Corp.*	5.021%	8/1/2032 (1)	9,840	9,966
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2017 (1)	7,639	7,927

				89,260

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $592,410)				596,843

CORPORATE BONDS (78.6%)

Asset Backed/Commercial Mortgage-Backed Securities (9.2%)
American Express Credit Account Master Trust	3.074%	12/15/2008 (1)(3)	4,180	4,186
American Express Credit Account Master Trust	3.074%	2/16/2009 (1)(3)	4,025	4,032
American Express Credit Account Master Trust	3.064%	11/16/2009 (1)(3)	3,625	3,632
American Express Credit Account Master Trust	3.064%	9/15/2010 (1)(3)	6,800	6,821
American Express Credit Account Master Trust	3.064%	10/15/2010 (1)(3)	10,000	10,031
Bank One Issuance Trust	3.064%	12/15/2010 (1)(3)	25,000	25,080
Bank One Issuance Trust	4.370%	4/15/2012 (1)	10,000	10,002
Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041 (1)	8,000	8,135
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042 (1)	7,360	7,306
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG-	6.310%	9/25/2008 (1)	2,160	2,204
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG-	6.420%	9/25/2008 (1)	822	839
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG-	6.380%	9/25/2008 (1)	7,334	7,487
Capital One Multi-Asset Execution Trust	4.150%	7/16/2012 (1)	7,000	6,944
Chase Credit Card Master Trust	2.984%	5/15/2009 (1)(3)	15,000	15,013
Chase Credit Card Master Trust	3.064%	7/15/2010 (1)(3)	11,000	11,043
Citibank Credit Card Issuance Trust	3.241%	1/15/2010 (1)(3)	20,000	20,052
Citibank Credit Card Issuance Trust	4.850%	3/10/2017 (1)	10,000	10,131
Citibank Credit Card Master Trust	6.300%	5/15/2008 (1)	10,000	10,245
COMED Transitional Funding Trust	5.630%	6/25/2009 (1)	15,000	15,295
Detroit Edison Securitization Funding LLC	6.190%	3/1/2013 (1)	15,000	16,160
Discover Card Master Trust I	2.964%	9/16/2010 (1)(3)	25,000	25,021
Fleet Home Equity Loan Trust	3.240%	1/20/2033 (1)(3)	5,662	5,663
Ford Credit Floor Plan Master Owner Trust	2.994%	7/15/2009 (1)(3)	10,000	10,014
GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048 (1)	5,350	5,331
GE Capital Credit Card Master Note Trust	3.004%	6/15/2010 (1)(3)	4,480	4,486
GE Capital Credit Card Master Note Trust	2.994%	9/15/2010 (1)(3)	11,000	11,015
Illinois Power Special Purpose Trust	5.540%	6/25/2009 (1)	7,000	7,138
J.P. Morgan Chase Commercial Mortgage Securities	4.625%	3/15/2046 (1)	16,000	16,128
Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015 (1)	12,000	11,870
MBNA Master Credit Card Trust	7.150%	1/15/2008 (1)	15,000	15,158
Mellon Bank Premium Finance Loan Master Trust	3.310%	12/17/2007 (1)(3)	4,595	4,602
Mellon Bank Premium Finance Loan Master Trust	3.170%	6/15/2009 (1)(3)	6,720	6,724
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit	3.290%	11/25/2015 (1)(3)	3,588	3,593
PECO Energy Transition Trust	6.050%	3/1/2009 (1)	10,675	10,947
PECO Energy Transition Trust	6.520%	12/31/2010 (1)	10,000	10,965
PG&E Energy Recovery Funding LLC	4.370%	6/25/2014 (1)	50,000	49,705
PP&L Transition Bond Co. LLC	7.050%	6/25/2009 (1)	4,325	4,521
PSEG Transition Funding LLC	6.610%	6/15/2015 (1)	15,000	16,877
Superior Wholesale Inventory Financing Trust	3.034%	3/15/2011 (1)(3)	20,000	20,007
Target Credit Card Master Trust	3.215%	6/27/2011 (1)(3)	10,000	10,021

				444,424

Finance (25.6%)
Banking (12.3%)
Amsouth Bancorp	5.200%	4/1/2015	10,000	10,211
ANZ National Bank International Ltd.	3.210%	4/14/2008 (2)(3)	13,000	12,998
Astoria Financial Corp.	5.750%	10/15/2012	5,000	5,213
Banco Merchantile del Norte Cayman	5.875%	2/17/2014 (2)	8,550	8,559
Banco Santander Peru	5.375%	12/9/2014 (2)	4,000	4,050
Bank of America Corp.	7.400%	1/15/2011	10,000	11,380
Bank of America Corp.	4.875%	9/15/2012	12,000	12,175
Bank of New York Co., Inc.	4.950%	3/15/2015	5,000	5,008
Bank One Corp.	7.875%	8/1/2010	10,262	11,797
BB&T Corp.	6.500%	8/1/2011	12,500	13,849
BB&T Corp.	4.750%	10/1/2012	5,000	5,016
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005 (1)(2)	1,069	1,073
Citigroup, Inc.	3.100%	6/9/2009 (3)	25,700	25,733
Citigroup, Inc.	7.250%	10/1/2010	900	1,019
Citigroup, Inc.	5.625%	8/27/2012	20,000	21,110
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	25,000	24,632
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	10,440
Firstar Bank Milwaukee NA	7.800%	7/5/2010	10,000	10,071
Golden West Financial Corp.	4.750%	10/1/2012	17,000	16,991
GreenPoint Financial Corp.	3.200%	6/6/2008	6,500	6,308
HSBC Bank USA	3.875%	9/15/2009	1,500	1,468
HSBC Bank USA	4.625%	4/1/2014	22,000	21,633
Hudson United Bank	7.000%	5/15/2012	9,200	10,195
J.P. Morgan Chase & Co.	4.500%	11/15/2010	5,000	4,998
J.P. Morgan Chase & Co.	5.750%	1/2/2013	10,000	10,578
J.P. Morgan Chase & Co.	4.875%	3/15/2014	5,000	4,974
J.P. Morgan Chase & Co.	5.125%	9/15/2014	15,000	15,096
M & T Bank Corp.	3.850%	4/1/2013 (2)	2,750	2,704
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	4,120
Mellon Bank NA	4.750%	12/15/2014	5,000	4,947
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,624
Merchantile Bancshares	4.625%	4/15/2013	10,000	9,913
National Australia Bank	8.600%	5/19/2010	5,000	5,903
National Westminster Bank PLC	7.750%	4/29/2049 (3)	7,300	7,877
North Fork Bancorp	5.875%	8/15/2012	5,500	5,864
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,834
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	6,126
Scotland International Finance	7.700%	8/15/2010 (2)	10,000	11,469
SE Banken	6.875%	2/15/2009	5,000	5,436
Southtrust Corp.	5.800%	6/15/2014	5,000	5,317
Sovereign Bank	4.375%	8/1/2013	5,000	4,967
SunTrust Banks, Inc.	3.040%	6/2/2009 (3)	12,175	12,183
SunTrust Banks, Inc.	3.377%	4/1/2015 (3)	6,000	5,998
Union Planters Corp.	7.750%	3/1/2011	10,000	11,566
UnionBanCal Corp.	5.250%	12/16/2013	3,000	3,044
United Overseas Bank Ltd.	4.500%	7/2/2013 (2)	7,000	6,787
US Bank NA	4.950%	10/30/2014	10,000	10,077
Wachovia Corp.	4.875%	2/15/2014	26,315	26,215
Wachovia Corp.	5.250%	8/1/2014	15,000	15,433
Washington Mutual Bank	5.650%	8/15/2014	19,500	20,272
Washington Mutual Bank	5.125%	1/15/2015	9,000	8,970
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	11,170
Wells Fargo & Co.	4.200%	1/15/2010	20,000	19,792
Wells Fargo & Co.	5.125%	9/1/2012	10,000	10,293
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,847
Western Financial Bank	9.625%	5/15/2012	1,640	1,779
Westpac Capital Trust III	5.819%	12/30/2049 (2)	14,300	15,037
Wilmington Trust Corp.	4.875%	4/15/2013	15,805	15,864
Zions Bancorp	6.000%	9/15/2015	11,000	11,736
Brokerage (3.7%)
Bear Stearns Co., Inc.	7.625%	12/7/2009	14,350	16,168
Bear Stearns Co., Inc.	4.500%	10/28/2010	13,350	13,301
E*Trade Financial Corp.	8.000%	6/15/2011	2,050	2,096
Goldman Sachs Group, Inc.	3.491%	7/23/2009 (3)	12,500	12,538
Goldman Sachs Group, Inc.	5.125%	1/15/2015	25,000	25,088
LaBranche & Co.	9.500%	5/15/2009	1,375	1,430
LaBranche & Co.	11.000%	5/15/2012	375	401
Lehman Brothers Holdings, Inc.	6.625%	2/15/2008	5,500	5,840
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	10,000	9,863
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	14,500	14,327
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	24,898
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	10,000	10,032
Morgan Stanley Dean Witter	5.300%	3/1/2013	18,000	18,359
Morgan Stanley Dean Witter	4.750%	4/1/2014	20,000	19,381
Topaz Ltd.	6.920%	3/10/2007 (1)(2)	3,016	3,054
Finance Companies (4.5%)
American Express Co.	4.750%	6/17/2009	5,000	5,065
American Express Co.	4.875%	7/15/2013	16,417	16,646
American Express Credit Corp.	3.000%	5/16/2008	6,500	6,276
American General Finance Corp.	5.375%	10/1/2012	20,000	20,412
Block Financial Corp.	5.125%	10/30/2014	12,000	11,812
Capital One Bank	6.250%	11/15/2013	8,000	8,495
Capital One Bank	5.125%	2/15/2014	10,000	9,949
CIT Group, Inc.	5.000%	2/1/2015	12,000	11,865
Countrywide Home Loan	5.500%	8/1/2006	5,000	5,090
Countrywide Home Loan	4.000%	3/22/2011	10,000	9,570
General Electric Capital Corp.	3.250%	6/15/2009	10,000	9,583
General Electric Capital Corp.	5.875%	2/15/2012	25,000	26,705
General Electric Capital Corp.	6.000%	6/15/2012	15,000	16,085
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,910
HSBC Finance Corp.	5.250%	4/15/2015	7,500	7,594
International Lease Finance Corp.	4.750%	7/1/2009	4,350	4,357
Security Capital Group	7.150%	6/15/2007	2,000	2,116
SLM Corp.	5.050%	11/14/2014	15,000	15,117
USAA Capital Corp.	4.640%	12/15/2009	26,000	26,195
Insurance (2.4%)
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	6,700	6,912
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,844
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,587
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,222
MetLife, Inc.	6.125%	12/1/2011	25,000	26,910
NAC Re Corp.	7.150%	11/15/2005	6,500	6,612
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,312
New York Life Global Funding	5.375%	9/15/2013 (2)	12,000	12,422
Principal Life Global	4.400%	10/1/2010 (2)	10,000	9,929
Progressive Corp.	6.375%	1/15/2012	4,800	5,255
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,815
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	15,169
Real Estate Investment Trusts (2.1%)
Arden Realty LP	5.200%	9/1/2011	1,900	1,903
CPG Partners LP	8.250%	2/1/2011	5,000	5,813
Developers Diversified Realty	5.250%	4/15/2011	7,500	7,542
EOP Operating LP	8.100%	8/1/2010	5,000	5,699
EOP Operating LP	7.000%	7/15/2011	10,000	11,021
ERP Operating LP	5.250%	9/15/2014	11,000	11,025
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,735
HRPT Properties Trust	6.400%	2/15/2015	9,500	10,163
Irvine Apartment Communities Inc.	7.000%	10/1/2007	5,000	5,226
iStar Financial Inc.	7.000%	3/15/2008	680	716
New Plan Excel Realty Trust	5.875%	6/15/2007	2,205	2,270
Simon Property Group Inc.	4.875%	3/18/2010	10,000	10,007
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,762
Thornburg Mortgage	8.000%	5/15/2013	1,100	1,100
Weingarten Realty Investors	4.857%	1/15/2014	10,000	9,853
Westfield Capital Corp.	3.050%	11/2/2007 (2)(3)	8,650	8,650
Other (0.6%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	5,000	4,912
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015 (2)	22,100	21,783

				1,234,526

Industrial (35.9%)
Basic Industries (1.5%)
Airgas, Inc.	6.250%	7/15/2014	950	936
Boise Cascade LLC	7.125%	10/15/2014 (2)	400	383
Celulosa Arauco Constitution SA	5.125%	7/9/2013	9,000	8,804
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	3,000	3,022
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	7,000	6,941
Equistar Chemicals LP	10.125%	9/1/2008	547	603
Equistar Chemicals LP	8.750%	2/15/2009	600	642
Georgia-Pacific Corp.	8.125%	5/15/2011	400	437
Georgia-Pacific Corp.	8.000%	1/15/2014	800	848
International Paper Co.	4.250%	1/15/2009	2,950	2,881
International Paper Co.	6.750%	9/1/2011	10,000	10,782
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,156
Jefferson Smurfit Corp.	7.500%	6/1/2013	1,580	1,501
Lubrizol Corp.	5.500%	10/1/2014	14,000	14,094
Nova Chemicals Corp.	6.500%	1/15/2012	1,225	1,237
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,651
Rohm & Haas Co.	7.400%	7/15/2009	1,403	1,566
UPM-Kymenne Corp.	5.625%	12/1/2014 (2)	10,000	10,311
Capital Goods (5.3%)
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,894
BAE Systems	7.156%	12/15/2011 (1)(2)	8,806	9,519
Bemis Co. Inc.	6.500%	8/15/2008	5,000	5,337
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,388
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,950
Crane Co.	5.500%	9/15/2013	5,000	5,091
CRH America Inc.	6.950%	3/15/2012	8,555	9,520
Crown Euro Holdings SA	9.500%	3/1/2011	1,815	1,987
Emerson Electric Co.	7.125%	8/15/2010	12,500	14,067
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,822
John Deere Capital Corp.	7.000%	3/15/2012	13,440	15,287
John Deere Capital Corp.	5.100%	1/15/2013	10,000	10,250
L-3 Communications Corp.	7.625%	6/15/2012	675	709
L-3 Communications Corp.	6.125%	7/15/2013	450	442
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,348
Masco Corp.	4.625%	8/15/2007	7,000	7,065
Masco Corp.	5.875%	7/15/2012	10,560	11,140
Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009 (1)(2)	4,775	4,928
NMHG Holding Co.	10.000%	5/15/2009	1,165	1,252
Northrop Grumman Corp.	7.125%	2/15/2011	8,500	9,556
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	2,250	2,379
Raytheon Co.	4.850%	1/15/2011	13,850	13,953
Texas Industries Inc.	10.250%	6/15/2011	1,300	1,469
Textron Financial Corp.	4.600%	5/3/2010	8,000	8,008
Textron, Inc.	4.500%	8/1/2010	7,000	6,978
The Boeing Co.	5.125%	2/15/2013	8,000	8,178
Trinity Industries	6.500%	3/15/2014	1,200	1,140
Tyco International Group SA	6.375%	10/15/2011	10,000	10,836
Tyco International Group SA	6.000%	11/15/2013	11,000	11,711
United Technologies Corp.	6.350%	3/1/2011	30,600	33,560
Waste Management, Inc.	7.375%	8/1/2010	16,370	18,330
Communications (6.2%)
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,713
Cenveo Corp.	7.875%	12/1/2013	1,100	1,020
Citizens Communications	9.250%	5/15/2011	1,000	1,088
Citizens Communications	6.250%	1/15/2013	200	189
Clear Channel Communications, Inc.	4.250%	5/15/2009	6,500	6,215
Clear Channel Communications, Inc.	4.400%	5/15/2011	6,000	5,544
Comcast Corp.	5.850%	1/15/2010	18,000	18,927
Comcast Corp.	5.500%	3/15/2011	7,000	7,249
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,803
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,797
Cox Enterprises, Inc.	7.875%	9/15/2010 (2)	5,000	5,603
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	10,000	11,606
Dex Media West LLC	9.875%	8/15/2013	579	647
DirecTV Holdings	8.375%	3/15/2013	1,140	1,234
France Telecom	8.000%	3/1/2011 (3)	25,000	29,286
Knight Ridder, Inc.	4.625%	11/1/2014	12,000	11,745
News America Inc.	4.750%	3/15/2010	9,800	9,885
Nextel Communications	5.950%	3/15/2014	5,000	5,075
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	5,000	4,874
Rogers Cable Inc.	6.750%	3/15/2015	100	96
SBC Communications, Inc.	6.250%	3/15/2011	5,000	5,389
SBC Communications, Inc.	5.100%	9/15/2014	10,000	10,009
Scholastic Corp.	5.000%	4/15/2013	4,425	4,366
Shaw Communications Inc.	8.250%	4/11/2010	1,075	1,177
Sprint Capital Corp.	6.375%	5/1/2009	7,270	7,722
Sprint Capital Corp.	7.625%	1/30/2011	10,000	11,290
Telecom Italia Capital	5.250%	11/15/2013	15,000	15,064
Telecom Italia Capital	4.950%	9/30/2014 (2)	10,000	9,781
Telstra Corp. Ltd.	6.375%	4/1/2012	15,000	16,553
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,824
USA Interactive	7.000%	1/15/2013	9,900	10,516
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,952
Vodafone AirTouch PLC	7.750%	2/15/2010	10,000	11,384
Washington Post Co.	5.500%	2/15/2009	24,350	25,403
Consumer Cyclical (6.1%)
American Honda Finance	3.450%	1/27/2006 (2)(3)	22,000	22,029
Centex Corp.	4.550%	11/1/2010	4,600	4,503
Costco Wholesale Corp.	5.500%	3/15/2007	4,425	4,545
CVS Corp.	6.117%	1/10/2013 (1)(2)	7,855	8,339
D.R. Horton, Inc.	5.625%	1/15/2016	10,000	9,625
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,748
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	638
Ford Motor Credit Co.	7.375%	10/28/2009	6,475	6,255
Ford Motor Credit Co.	5.700%	1/15/2010	2,500	2,260
Ford Motor Credit Co.	7.250%	10/25/2011	4,200	3,902
General Motors Acceptance Corp.	6.875%	9/15/2011	5,000	4,381
General Motors Acceptance Corp.	7.000%	2/1/2012	5,000	4,363
General Motors Acceptance Corp.	6.750%	12/1/2014	5,000	4,159
Harrah's Operating Co., Inc.	8.000%	2/1/2011	8,125	9,200
International Speedway Corp.	4.200%	4/15/2009	3,815	3,761
International Speedway Corp.	5.400%	4/15/2014	7,000	7,120
Isle of Capri Casinos	9.000%	3/15/2012	1,560	1,685
KB Home	6.375%	8/15/2011	2,250	2,312
May Department Stores Co.	5.750%	7/15/2014	5,000	5,177
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,794
Meritage Corp.	6.250%	3/15/2015 (2)	1,000	930
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,519
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	938
Nissan Motor Acceptance Corp.	4.625%	3/8/2010 (2)	10,000	9,925
Office Depot, Inc.	6.250%	8/15/2013	10,000	10,508
Park Place Entertainment Corp.	7.875%	3/15/2010	1,575	1,725
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,840
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,580
Royal Caribbean Cruises	8.750%	2/2/2011	680	770
Ryland Group, Inc.	5.375%	1/15/2015	10,000	9,827
Speedway Motorsports Inc.	6.750%	6/1/2013	1,075	1,088
Staples Inc.	7.375%	10/1/2012	13,360	15,377
Sun Sage BV	8.250%	3/26/2009 (2)	1,000	1,050
Target Corp.	5.375%	6/15/2009	23,100	23,992
Tenneco Automotive Inc.	8.625%	11/15/2014 (2)	1,100	1,015
Time Warner, Inc.	6.710%	4/15/2011	1,100	0
Time Warner, Inc.	6.750%	4/15/2011	5,000	5,487
Time Warner, Inc.	6.875%	5/1/2012	9,500	10,595
Toll Brothers, Inc.	8.250%	2/1/2011	695	731
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	20,011
URS Corp.	11.500%	9/15/2009	899	1,016
Viacom International Inc.	6.625%	5/15/2011	9,575	10,275
Wal-Mart Stores, Inc.	4.125%	2/15/2011	34,000	33,482
WCI Communities Inc.	9.125%	5/1/2012	2,700	2,835
Wynn Las Vegas LLC	6.625%	12/1/2014 (2)	1,200	1,113
Yum! Brands, Inc.	8.875%	4/15/2011	2,000	2,423
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	8,227
Consumer Noncyclical (9.3%)
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,561
Amgen Inc.	4.850%	11/18/2014 (2)	10,000	10,032
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	5,000	5,836
Anheuser-Busch Cos., Inc.	4.700%	4/15/2012	10,000	10,172
Anthem, Inc.	6.800%	8/1/2012	10,000	11,173
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,632
Bavaria SA	8.875%	11/1/2010 (2)	1,040	1,121
Beckman Coulter Inc.	6.875%	11/15/2011	9,000	9,995
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,901
Biovail Corp.	7.875%	4/1/2010	1,390	1,387
Bristol-Myers Squibb Co.	4.750%	10/1/2006	616	624
Brown-Forman Corp.	3.000%	3/15/2008	15,000	14,494
Cadbury Schweppes US Finance	5.125%	10/1/2013 (2)	4,000	4,045
Campbell Soup Co.	4.875%	10/1/2013	10,000	10,115
Cargill Inc.	6.300%	4/15/2009 (2)	8,750	9,347
Cargill Inc.	4.375%	6/1/2013 (2)	8,600	8,308
Church & Dwight Co., Inc.	6.000%	12/15/2012 (2)	200	194
Clorox Co.	5.000%	1/15/2015 (2)	8,000	8,130
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	7,018
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	15,557
Conagra, Inc.	6.750%	9/15/2011	16,837	18,727
Coventry Health Care Inc.	5.875%	1/15/2012	625	622
DaVita Inc.	6.625%	3/15/2013 (2)	600	596
Dean Foods Co.	8.150%	8/1/2007	2,000	2,105
Dean Foods Co.	6.625%	5/15/2009	400	406
Del Monte Corp.	6.750%	2/15/2015 (2)	200	195
Delhaize America Inc.	8.125%	4/15/2011	3,125	3,437
Diageo Capital PLC	3.375%	3/20/2008	18,000	17,585
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	7,385
Fisher Scientific International Inc.	6.750%	8/15/2014 (2)	400	403
Fosters Finance Corp.	6.875%	6/15/2011 (2)	8,650	9,606
Fosters Finance Corp.	4.875%	10/1/2014 (2)	4,000	3,925
General Mills, Inc.	6.000%	2/15/2012	6,429	6,887
H.J. Heinz Co.	6.625%	7/15/2011 (3)	10,500	11,636
Health Care Services Corp.	7.750%	6/15/2011 (2)	20,000	22,454
Hormel Foods Corp.	6.625%	6/1/2011	16,085	17,888
Hospira, Inc.	5.900%	6/15/2014	8,000	8,457
Kellogg Co.	6.600%	4/1/2011	13,500	14,856
Kroger Co.	6.200%	6/15/2012	9,300	9,871
Land O'Lakes Inc.	9.000%	12/15/2010	410	426
Manor Care Inc.	6.250%	5/1/2013	4,000	4,283
Omnicare, Inc.	6.125%	6/1/2013	1,125	1,088
PepsiAmericas Inc.	5.950%	2/15/2006	5,460	5,555
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,899
Safeway, Inc.	4.950%	8/16/2010	5,495	5,460
Sara Lee Corp.	6.250%	9/15/2011	30,000	32,413
Schering-Plough Corp.	5.550%	12/1/2013	5,000	5,176
Scotts Co.	6.625%	11/15/2013	1,050	1,066
Smithfield Foods, Inc.	7.000%	8/1/2011	500	511
Swift & Co.	10.125%	10/1/2009	925	994
Tate & Lyle International Finance PLC	5.000%	11/15/2014 (2)	10,000	9,921
Unilever Capital Corp.	7.125%	11/1/2010	34,000	38,444
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	12,126
Wellpoint Health Networks Inc.	6.375%	1/15/2012	7,500	8,233
Wyeth	6.950%	3/15/2011	10,000	11,078
Energy (1.7%)
Amerada Hess Corp.	6.650%	8/15/2011	4,600	4,938
Chesapeake Energy Corp.	7.750%	1/15/2015	950	1,002
Chesapeake Energy Corp.	6.875%	1/15/2016	1,100	1,111
Conoco Funding Co.	6.350%	10/15/2011	12,000	13,204
Diamond Offshore Drilling	5.150%	9/1/2014	6,680	6,750
LG Caltex Oil Corp.	5.500%	8/25/2014 (2)	4,000	4,056
Oil Enterprises Ltd.	6.239%	6/30/2008 (1)(2)(6)	3,088	3,253
Petrobras International Finance	7.750%	9/15/2014	400	405
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)(6) 24,287	25,566
PF Export Receivables Master Trust	3.748%	6/1/2013 (1)(2)	2,979	2,844
PF Export Receivables Master Trust	6.436%	6/1/2015 (1)(2)	5,343	5,382
Statoil	5.125%	4/30/2014 (2)	10,000	10,259
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,403
Technology (1.1%)
Applied Materials, Inc.	6.750%	10/15/2007	11,250	11,910
Computer Associates Inc.	4.750%	12/1/2009 (2)	1,575	1,562
First Data Corp.	5.625%	11/1/2011	15,750	16,776
Harris Corp.	6.350%	2/1/2028	9,000	9,488
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	10,110
SunGard Data Systems, Inc.	4.875%	1/15/2014	5,000	4,063
Transportation (3.0%)
Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010 (1)	2,228	2,386
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	5,000	5,572
Burlington Northern Santa Fe Corp.	4.300%	7/1/2013	5,000	4,830
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,120
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	1,272	1,209
CSX Corp.	6.750%	3/15/2011	9,095	10,043
CSX Corp.	5.300%	2/15/2014	5,000	5,128
ERAC USA Finance Co.	7.950%	12/15/2009 (2)	10,000	11,307
ERAC USA Finance Co.	8.000%	1/15/2011 (2)	5,740	6,601
FedEx Corp.	3.500%	4/1/2009	2,700	2,612
Hertz Corp.	6.625%	5/15/2008	5,000	4,975
Hertz Corp.	6.350%	6/15/2010	5,000	4,852
JetBlue Airways Corp.	7.260%	3/15/2008 (1)(3)	1,452	1,489
JetBlue Airways Corp.	5.894%	11/15/2008 (1)(3)	1,400	1,411
JetBlue Airways Corp.	3.385%	12/15/2013 (1)(3)	5,757	5,763
JetBlue Airways Corp.	3.430%	3/15/2014 (3)	7,150	7,161
JetBlue Airways Corp.	3.244%	11/15/2016 (3)	4,765	4,770
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	11,795
Northwest Airlines Enhanced Equipment Trust Certificates	7.575%	3/1/2019 (1)	672	672
Quantas Airways	5.125%	6/20/2013 (2)	11,700	11,674
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,583
Southwest Airlines Co.	5.125%	3/1/2017	7,400	7,106
TFM SA de C.V	12.500%	6/15/2012	1,840	2,116
Union Pacific Corp.	3.625%	6/1/2010	9,500	9,036
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,978
Union Pacific Corp.	5.214%	9/30/2014 (2)	6,000	6,027
Other (1.7%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,627
Briggs & Stratton Corp.	8.875%	3/15/2011	4,150	4,773
Cintas Corp.	6.000%	6/1/2012	5,000	5,385
Eaton Corp.	5.750%	7/15/2012	10,000	10,648
Hughes Supply Inc.	5.500%	10/15/2014 (2)	10,000	9,886
Parker Retirement Savings Plan Trust	6.340%	7/15/2008 (1)(2)	1,910	1,977
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	6,185
Targeted Return Index Securities Trust 10-2002	6.962%	1/15/2012 (2)	20,400	22,571
Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007 (2)	11,708	11,949

				1,735,645

Utilities (7.9%)
Electric (6.5%)
Baltimore Gas & Electric Co.	6.700%	12/1/2006	9,000	9,377
Carolina Power & Light Co.	5.150%	4/1/2015	7,000	7,104
Cincinnati Gas &Electric Co.	5.700%	9/15/2012	7,000	7,361
CMS Energy Corp.	6.300%	2/1/2012	2,675	2,548
Columbus Southern Power	4.400%	12/1/2010	6,000	5,943
Consolidated Edison, Inc.	6.250%	2/1/2008	7,750	8,171
Dominion Resources, Inc.	8.125%	6/15/2010	6,600	7,617
Dominion Resources, Inc.	5.000%	3/15/2013	9,000	8,995
Entergy Gulf States	3.600%	6/1/2008	10,000	9,797
Florida Power Corp.	4.800%	3/1/2013	8,000	8,001
FPL Group Capital, Inc.	7.375%	6/1/2009	10,000	11,079
Georgia Power Capital Trust	4.875%	11/1/2042	5,000	5,050
GWF Energy LLC	6.131%	12/30/2011 (1)(2)	3,714	3,788
HQI Transelec Chile SA	7.875%	4/15/2011	20,379	23,183
Jersey Central Power & Light	5.625%	5/1/2016	5,000	5,224
Korea East-West Power Co.	4.875%	4/21/2011 (2)	5,000	4,956
LG&E Capital Corp.	6.460%	1/15/2008 (2)	5,000	5,261
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,414
Nstar	8.000%	2/15/2010	20,000	23,027
Ohio Edison	4.000%	5/1/2008	5,000	4,961
Ohio Power Co.	4.850%	1/15/2014	10,000	9,966
Oncor Electric Delivery Co.	6.375%	5/1/2012	11,700	12,742
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,900
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,962
PacifiCorp Australia LLC	6.150%	1/15/2008 (2)(7)	14,000	14,647
PECO Energy Co.	5.950%	11/1/2011	15,000	16,170
PECO Energy Co.	4.750%	10/1/2012	4,500	4,526
PPL Electric Utilities Corp.	6.250%	8/15/2009	10,000	10,690
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	7,353
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,599
Public Service Electric & Gas	4.000%	11/1/2008	2,950	2,910
Southern California Edison Co.	8.000%	2/15/2007	2,250	2,398
Southern California Edison Co.	7.625%	1/15/2010	20,000	22,484
SP PowerAssets Ltd.	5.000%	10/22/2013 (2)	15,000	15,199
Texas - New Mexico Power Co.	6.125%	6/1/2008	4,475	4,581
United Electric Distribution	4.700%	4/15/2011 (2)	10,000	10,057
Natural Gas (1.4%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	11,095
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,798
Enbridge Energy Partners	4.900%	3/1/2015	5,000	4,939
Enterprise Products Operating LP	4.000%	10/15/2007	2,750	2,711
Florida Gas Transmission	7.625%	12/1/2010 (2)	5,000	5,692
KeySpan Corp.	7.875%	2/1/2010	10,000	11,426
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,864
Plains All American Pipeline LP	5.875%	8/15/2016	6,500	6,787
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (1)(2)	4,155	4,022
Southern California Gas Co.	4.375%	1/15/2011	5,000	4,957
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	2,900	2,943
Yosemite Security Trust	8.250%	11/15/2004 (2)(5)	2,500	1,050

				381,325

TOTAL CORPORATE BONDS
(Cost $3,724,282)				3,795,920

SOVEREIGN BONDS (U.S. Dollar-Denominated) (1.7%)

Corporacion Andina de Fomento	6.875%	3/15/2012	4,225	4,759
Corporacion Andina de Fomento	5.200%	5/21/2013	5,000	5,080
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	4,800	4,714
Financement Quebec	5.000%	10/25/2012	10,000	10,329
Korea Highway Corp.	4.875%	4/7/2014 (2)	5,000	4,900
Pemex Finance Ltd.	6.550%	2/15/2008 (1)	3,529	3,537
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	13,500	14,968
Petrobras International Finance	9.125%	7/2/2013	1,050	1,151
Petroliam Nasional Berhd	7.750%	8/15/2015 (2)	10,000	12,092
Republic of Korea	4.875%	9/22/2014	9,325	9,164
United Mexican States	6.375%	1/16/2013	6,000	6,249
United Mexican States	5.875%	1/15/2014	6,000	6,051

TOTAL SOVEREIGN BONDS
(Cost $78,736)				82,994

TAX-EXEMPT MUNICIPAL BOND (0.7%)

Massachusetts GO VRDO
(Cost $35,000)	3.010%	5/7/2005	35,000	35,000

PREFERRED STOCKS (0.1%)			Shares

Goldman Sachs Group, Inc. 3.900% Pfd.			159,000	3,991
Public Storage 6.600% Pfd.			75,850	1,884

TOTAL PREFERRED STOCKS
(Cost $5,871)				5,875

TEMPORARY CASH INVESTMENT (5.4%)

Vanguard Market Liquidity Fund, 2.829%**
(Cost $260,734)			260,734,411	260,734

TOTAL INVESTMENTS (98.9%)
(Cost $4,697,033)				4,777,366

OTHER ASSETS AND LIABILITIES--NET (1.1%)				51,273

NET ASSETS (100%)				$4,828,639

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $518,975,000, representing 10.7% of net assets.
(3)Adjustable-rate note.
(4)Securities with a value of $3,738,000 have been segregated as initial margin for open futures contracts.
(5)Non-income-producing security-security in default. Assurance.
(6)Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
(7)Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
GO-General Obligation Bond.
VRDO-Variable Rate Demand Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $4,709,704,000. Net unrealized appreciation of investment securities for tax purposes was $67,662,000, consisting of unrealized gains of $127,275,000 on securities that had risen in value since their purchase and $59,613,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	(60)	$12,462	$4
10-Year Treasury Note	(341)	37,995	(406)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2005, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)
Fifth Third Bancorp	4/2/2007	DBS	9,468	0.450%	$11
Ford Motor Credit	6/20/2006	LBI	$1,985	3.300%	25

					$36

Interest Rate Swaps

			Fixed	Floating	Unrealized
		Notional	Interest	Interest	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer *	(000)	(Paid)	(Paid)†	(000)

12/15/2005	LBI	$7,825	2.935%	3.010%	$28
4/2/2007	DBS	9,468	3.085%	2.560%	(151)
5/25/2009	LBI	10,000	3.175%	2.873%	(304)
5/8/2010	LBI	9,000	3.758%	2.770%	(118)

					$(545)

Total Return Swaps

				Floating	Unrealized
			Notional	Interest	Appreciation
	Termination		Amount	Rate	(Depreciation)
Reference Entity	Date	Dealer *	(000)	Paid**	(000)

Lehman AAA Commercial Mortgage-Backed Securites Index	7/31/2005	BOA	$25,000	2.870%	(4)
Lehman AAA Commercial Mortgage-Backed Securites Index	9/30/2005	BOA	$75,000	2.870%	$(441)
Lehman AAA Commercial Mortgage-Backed Securites Index	9/30/2005	BOA	$50,000	2.870%	(3)
Lehman AAA Commercial Mortgage-Backed Securites Index	10/31/2005	UBS	$50,000	2.860%	199
US Corp High Yield Bond Index	6/30/2005	LBI	$1,425	2.860%	(48)

					$(297)

*ABN-ABN Amro.
 BOA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
LBI-Lehman Brothers International.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
UBS-UBS Warburg LLC.
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.